CASH TRUST SERIES, INC.

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000

                                 July 30, 2007


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: Cash Trust Series, Inc. (the "Fund")
            Government Cash Series
            Municipal Cash Series
            Prime Cash Series
            Treasury Cash Series
            1933 Act File No. 33-29838
            1940 Act File No. 811-5843

Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Fund hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated July 31, 2007, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Fund. This Registration Statement was electronically filed under Rule 485(b) as Post- Effective amendment No. 28 on July 27, 2007.

     If you have any questions regarding this certification, please contact me at (412) 288-6807.

                                                 Very truly yours,



                                                 /s/ George F. Magera
                                                 George F. Magera
                                                 Assistant Secretary

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